Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

July 2, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Capital Trust (“Trust”) (File Nos. 033-62470 and 811-07704)

Schwab Fundamental Global Real Estate Index Fund

Post-Effective Amendment No. 186

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and statement of additional information, dated June 28, 2018, for the above-named fund that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and statement of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Robin R. Nesbitt

Robin R. Nesbitt

Corporate Counsel

Charles Schwab Investment Management, Inc.